RISK MANAGEMENT - Loss allowance roll forward (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	$ (343,332,362)
Ending balance	(274,682,875)	$ (343,332,362)
Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	11,855,131
Ending balance	9,694,456	11,855,131
Loan commitments and financial guarantee contracts [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	62,041	67,393	$ 49,962
Net remeasurement of loss allowance	(10,901)	(30,303)	2,635
New financial assets originated or purchased	18,989	21,006	13,884
FX and other movements	203	(263)	973
Discontinued operations	(241)	3,840	(368)
Reclassification BAC		368	307
Loss of control in subsidiary	(5,181)
Ending balance	64,910	62,041	67,393
Trade receivables [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(19,027,205)
Ending balance	(23,380,573)	(19,027,205)
Trade receivables [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	382,802
Ending balance	382,416	382,802
Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	165,159	139,155	113,156
Net remeasurement of loss allowance	57,873	46,758	39,744
FX and other movements	3,165	1,532	(301)
Write-offs	(40,896)	(22,286)	(13,444)
Ending balance	185,301	165,159	139,155
Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	217,643
Ending balance	197,115	217,643
Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(38,900,001)
Ending balance	(23,939,915)	(38,900,001)
Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(290,172,863)
Ending balance	(235,373,468)	(290,172,863)
Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	11,669,112
Ending balance	9,616,860	11,669,112
Financial assets at amortised cost, category [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(220,297,825)
Ending balance	(179,115,847)	(220,297,825)
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	11,275,612	10,905,171	8,185,797
Net remeasurement of loss allowance	2,914,860	2,647,266	4,338,797
New financial assets originated or purchased	1,813,566	1,711,715	869,248
Financial assets that have been derecognized/paid	(1,627,591)	(1,187,221)	(635,341)
Unwind of discount	550,963	440,452	488,862
FX and other movements	58,228	29,152	(7,597)
Discontinued operations	264,457	1,299,102	1,664,241
Reclassification BAC		(1,023,954)	(1,044,385)
Loss of control in subsidiary	(2,840,666)
Write-offs	(3,211,915)	(3,546,071)	(2,954,451)
Ending balance	9,197,514	11,275,612	10,905,171
Financial assets at amortised cost, category [member] | Loans to corporate entities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(119,389,106)
Ending balance	(105,248,652)	(119,389,106)
Financial assets at amortised cost, category [member] | Loans to corporate entities [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,857,131
Ending balance	5,494,190	5,857,131
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(116,173,059)
Ending balance	(99,282,353)	(116,173,059)
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,854,745	5,280,406	4,188,388
Net remeasurement of loss allowance	812,957	1,051,898	1,908,674
New financial assets originated or purchased	847,463	821,919	429,255
Financial assets that have been derecognized/paid	(1,037,637)	(649,277)	(415,218)
Unwind of discount	405,104	291,393	360,126
FX and other movements	42,314	14,846	147
Discontinued operations	12,985	243,642	290,365
Reclassification BAC		(114,667)	(100,064)
Loss of control in subsidiary	(699,022)
Write-offs	(746,163)	(1,085,415)	(1,381,267)
Ending balance	5,492,746	5,854,745	5,280,406
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(3,216,047)
Ending balance	(5,966,299)	(3,216,047)
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,386	851	986
Net remeasurement of loss allowance	3	(2,142)	(819)
New financial assets originated or purchased	17,244	5,670	775
Financial assets that have been derecognized/paid	(18,189)	(1,993)	(91)
Ending balance	1,444	2,386	851
Financial assets at amortised cost, category [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(72,308,141)
Ending balance	(56,107,532)	(72,308,141)
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	4,581,004	4,938,971	3,555,040
Net remeasurement of loss allowance	2,108,727	1,470,872	2,250,960
New financial assets originated or purchased	916,213	847,198	415,464
Financial assets that have been derecognized/paid	(526,241)	(489,670)	(203,621)
Unwind of discount	119,722	121,699	107,099
FX and other movements	9,987	9,526	(6,531)
Discontinued operations	245,750	985,045	1,195,019
Reclassification BAC		(919,065)	(862,838)
Loss of control in subsidiary	(1,800,012)
Write-offs	(2,343,238)	(2,383,572)	(1,511,621)
Ending balance	3,311,912	4,581,004	4,938,971
Financial assets at amortised cost, category [member] | Mortgage [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(28,387,909)
Ending balance	(17,530,914)	(28,387,909)
Financial assets at amortised cost, category [member] | Mortgage [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	732,407	560,904	351,558
Net remeasurement of loss allowance	(10,177)	110,685	108,094
New financial assets originated or purchased	26,952	26,629	14,559
Financial assets that have been derecognized/paid	(41,977)	(37,553)	(11,370)
Unwind of discount	17,085	13,945	11,772
FX and other movements	5,927	4,780	(1,213)
Discontinued operations	5,722	70,415	178,857
Reclassification BAC		9,778	(81,483)
Loss of control in subsidiary	(341,632)
Write-offs	(41,866)	(27,176)	(9,870)
Ending balance	352,441	732,407	560,904
Financial assets at amortised cost, category [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(212,669)
Ending balance	(228,749)	(212,669)
Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	105,070	124,039	89,825
Net remeasurement of loss allowance	3,350	15,953	71,888
New financial assets originated or purchased	5,694	10,299	9,195
Financial assets that have been derecognized/paid	(3,547)	(8,728)	(5,041)
Unwind of discount	9,052	13,415	9,865
Write-offs	(80,648)	(49,908)	(51,693)
Ending balance	38,971	105,070	124,039
Financial assets at amortised cost, category [member] | Trade receivables [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	382,802
Ending balance	382,416	382,802
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	217,643
Ending balance	197,115	217,643
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(37,493,866)
Ending balance	(22,461,805)	(37,493,866)
Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,698	7,195	737
Net remeasurement of loss allowance	20,308	1,626	(755)
New financial assets originated or purchased	2,198	3,622	6,820
Financial assets that have been derecognized/paid	(2,105)	(1,622)	(1,272)
FX and other movements	6,419	1,381	(427)
Discontinued operations	(85)	(1,082)	1,900
Reclassification BAC		(422)	192
Loss of control in subsidiary	(503)
Ending balance	36,930	10,698	7,195
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(37,493,866)
Ending balance	(22,461,805)	(37,493,866)
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	123,978	96,486	34,080
Net remeasurement of loss allowance	(3,217)	(1,829)	560
New financial assets originated or purchased	4,409	7,809	16,158
Financial assets that have been derecognized/paid	(4,870)	(8,946)	(4,677)
FX and other movements	809	1,114	(677)
Discontinued operations	2,935	16,641	56,031
Reclassification BAC		12,703	(4,989)
Loss of control in subsidiary	(111,358)
Ending balance	12,686	123,978	96,486
12-month expected credit losses [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,016,576
Ending balance	1,619,273	2,016,576
12-month expected credit losses [member] | Loan commitments and financial guarantee contracts [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	45,916	57,226	45,509
Transfer from stage 1 to stage 2	(558)	(1,260)	(1,867)
Transfer from stage 1 to stage 3	(57)	(132)	(417)
Transfer from stage 2 to stage 1	3,379	4,585	1,784
Transfer from stage 3 to stage 1	289	84	1
Net remeasurement of loss allowance	(7,419)	(26,378)	(123)
New financial assets originated or purchased	17,204	12,057	11,155
FX and other movements	202	(264)	973
Discontinued operations	(45)	(290)	(48)
Reclassification BAC		288	259
Loss of control in subsidiary	(751)
Ending balance	58,160	45,916	57,226
12-month expected credit losses [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	18,939	18,136	13,353
Net remeasurement of loss allowance	7,680	2,378	4,901
FX and other movements	1,748	(49)	107
Write-offs	(3,390)	(1,526)	(225)
Ending balance	24,977	18,939	18,136
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,846,682
Ending balance	1,548,427	1,846,682
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,824,446	1,760,076	1,853,138
Transfer from stage 1 to stage 2	(183,333)	(202,725)	(401,699)
Transfer from stage 1 to stage 3	(105,447)	(61,953)	(85,553)
Transfer from stage 2 to stage 1	377,758	207,626	218,863
Transfer from stage 3 to stage 1	98,057	45,635	28,827
Net remeasurement of loss allowance	(184,532)	(529,125)	185,868
New financial assets originated or purchased	902,226	926,752	420,280
Financial assets that have been derecognized/paid	(462,600)	(441,892)	(364,644)
FX and other movements	3,449	5,140	243
Discontinued operations	(3,843)	(274,758)	(412,820)
Reclassification BAC		461,534	323,942
Loss of control in subsidiary	(640,049)
Write-offs	(131,245)	(71,864)	(6,369)
Ending balance	1,494,887	1,824,446	1,760,076
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	655,655	656,830	692,037
Transfer from stage 1 to stage 2	(33,511)	(46,649)	(79,114)
Transfer from stage 1 to stage 3	(33,401)	(8,714)	(13,838)
Transfer from stage 2 to stage 1	93,285	64,201	92,006
Transfer from stage 3 to stage 1	26,793	20,081	6,599
Net remeasurement of loss allowance	(124,267)	(274,271)	(71,858)
New financial assets originated or purchased	392,719	403,839	215,540
Financial assets that have been derecognized/paid	(213,019)	(196,873)	(184,660)
FX and other movements	10,954	5,283	666
Discontinued operations	12,101	(22,433)	(28,412)
Reclassification BAC		58,788	29,550
Loss of control in subsidiary	(185,786)
Write-offs	(2,985)	(4,427)	(1,686)
Ending balance	598,538	655,655	656,830
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,386	792	81
Transfer from stage 3 to stage 1			3
Net remeasurement of loss allowance	3	(2,142)	59
New financial assets originated or purchased	17,244	5,670	716
Financial assets that have been derecognized/paid	(18,189)	(1,934)	(67)
Ending balance	1,444	2,386	792
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,066,543	1,013,071	1,077,840
Transfer from stage 1 to stage 2	(142,762)	(144,734)	(288,573)
Transfer from stage 1 to stage 3	(70,964)	(51,891)	(67,241)
Transfer from stage 2 to stage 1	211,028	126,680	108,986
Transfer from stage 3 to stage 1	55,658	18,283	19,019
Net remeasurement of loss allowance	(1,000)	(233,642)	248,031
New financial assets originated or purchased	473,946	493,695	185,305
Financial assets that have been derecognized/paid	(201,480)	(223,040)	(172,572)
FX and other movements	(2,575)	(27)	(413)
Discontinued operations	(9,751)	(212,651)	(342,742)
Reclassification BAC		345,830	249,584
Loss of control in subsidiary	(412,745)
Write-offs	(125,994)	(65,031)	(4,153)
Ending balance	839,904	1,066,543	1,013,071
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Mortgage [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	93,122	72,294	58,386
Transfer from stage 1 to stage 2	(4,775)	(5,944)	(5,974)
Transfer from stage 1 to stage 3	(266)	(322)	(1,022)
Transfer from stage 2 to stage 1	70,544	14,441	11,043
Transfer from stage 3 to stage 1	15,267	6,819	2,814
Net remeasurement of loss allowance	(55,643)	(7,201)	(2,710)
New financial assets originated or purchased	12,837	13,900	10,620
Financial assets that have been derecognized/paid	(27,664)	(15,995)	(3,515)
FX and other movements	(4,930)	(116)	(10)
Discontinued operations	(6,193)	(39,674)	(41,666)
Reclassification BAC		56,916	44,808
Loss of control in subsidiary	(41,518)
Write-offs	(2,018)	(1,996)	(480)
Ending balance	48,763	93,122	72,294
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	6,740	17,089	24,794
Transfer from stage 1 to stage 2	(2,285)	(5,398)	(28,038)
Transfer from stage 1 to stage 3	(816)	(1,026)	(3,452)
Transfer from stage 2 to stage 1	2,901	2,304	6,825
Transfer from stage 3 to stage 1	339	452	395
Net remeasurement of loss allowance	(3,625)	(11,869)	12,346
New financial assets originated or purchased	5,480	9,648	8,099
Financial assets that have been derecognized/paid	(2,248)	(4,050)	(3,830)
Write-offs	(248)	(410)	(50)
Ending balance	6,238	6,740	17,089
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	18,939
Ending balance	24,977	18,939
12-month expected credit losses [member] | Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,297	7,188	737
Transfer from stage 1 to stage 2		(1,796)
Net remeasurement of loss allowance	19,761	(2,443)	(755)
New financial assets originated or purchased	2,198	2,179	6,812
Financial assets that have been derecognized/paid	(1,015)	(1,622)	(1,272)
FX and other movements	4,910	1,295	(426)
Discontinued operations	(85)	(1,087)	1,900
Reclassification BAC		(417)	192
Loss of control in subsidiary	(503)
Ending balance	28,563	3,297	7,188
12-month expected credit losses [member] | Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(37,493,866)
Ending balance	(22,461,805)	(37,493,866)
12-month expected credit losses [member] | Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	123,978	96,307	34,080
Net remeasurement of loss allowance	(3,217)	(1,829)	560
New financial assets originated or purchased	4,409	7,809	16,158
Financial assets that have been derecognized/paid	(4,870)	(8,948)	(4,677)
FX and other movements	809	1,116	(677)
Discontinued operations	2,935	16,821	55,862
Reclassification BAC		12,702	(4,999)
Loss of control in subsidiary	(111,358)
Ending balance	12,686	123,978	96,307
Lifetime expected credit losses [member] | Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	217,643	203,902	173,307
On business combination			217
Discontinued operations	469	8,659	10,856
Reclassification BAC		(1,157)	(1,964)
Loss of control in subsidiary	(33,024)
Entity liquidation	(1,592)
Provision charged to profit or loss	27,519	30,039	30,060
Recovery for partial payments from the clients	(6,751)	(5,157)	(4,302)
Write-offs	(7,948)	(25,951)	(4,177)
Exchange gains in foreign currency	(799)	(7,308)	(95)
Ending balance	197,115	217,643	203,902
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,737,386
Ending balance	1,460,951	2,737,386
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loan commitments and financial guarantee contracts [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,097	8,679	2,945
Transfer from stage 1 to stage 2	558	1,260	1,867
Transfer from stage 2 to stage 3	(211)	(169)	(177)
Transfer from stage 3 to stage 2	34	36	1
Transfer from stage 2 to stage 1	(3,379)	(4,585)	(1,784)
Net remeasurement of loss allowance	(2,264)	830	2,945
New financial assets originated or purchased	1,826	4,025	2,737
FX and other movements	1
Discontinued operations	(63)	(8)	80
Reclassification BAC		29	65
Loss of control in subsidiary	(138)
Ending balance	6,461	10,097	8,679
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	16,771	13,548	13,006
Net remeasurement of loss allowance	2,190	2,865	1,010
FX and other movements	1,240	358	(468)
Ending balance	20,201	16,771	13,548
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,727,289
Ending balance	1,454,490	2,727,289
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,703,117	3,039,056	1,158,732
Transfer from stage 1 to stage 2	183,333	202,725	401,699
Transfer from stage 2 to stage 3	(625,769)	(811,072)	(487,522)
Transfer from stage 3 to stage 2	165,584	151,978	73,899
Transfer from stage 2 to stage 1	(377,758)	(207,626)	(218,863)
Net remeasurement of loss allowance	695,126	560,032	1,512,818
New financial assets originated or purchased	316,329	274,290	260,743
Financial assets that have been derecognized/paid	(269,020)	(335,489)	(150,314)
Unwind of discount	28	1
FX and other movements	28,302	14,524	(4,102)
Discontinued operations	14,798	583,619	1,190,483
Reclassification BAC		(570,239)	(686,564)
Loss of control in subsidiary	(1,003,291)
Write-offs	(404,857)	(198,682)	(11,953)
Ending balance	1,425,922	2,703,117	3,039,056
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,006,822	805,097	213,103
Transfer from stage 1 to stage 2	33,511	46,649	79,114
Transfer from stage 2 to stage 3	(88,123)	(210,321)	(102,940)
Transfer from stage 3 to stage 2	61,402	48,748	20,874
Transfer from stage 2 to stage 1	(93,285)	(64,201)	(92,006)
Net remeasurement of loss allowance	(192,441)	275,616	501,454
New financial assets originated or purchased	137,383	137,181	115,985
Financial assets that have been derecognized/paid	(109,718)	(105,018)	(24,104)
Unwind of discount	14
FX and other movements	9,586	3,020	(431)
Discontinued operations	(2,612)	99,910	128,370
Reclassification BAC		(24,946)	(31,576)
Loss of control in subsidiary	(244,715)
Write-offs	(2,622)	(4,913)	(2,746)
Ending balance	515,202	1,006,822	805,097
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from stage 3 to stage 1			(3)
Net remeasurement of loss allowance			27
Financial assets that have been derecognized/paid			(24)
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,396,101	1,948,030	853,414
Transfer from stage 1 to stage 2	142,762	144,734	288,573
Transfer from stage 2 to stage 3	(498,736)	(545,940)	(349,045)
Transfer from stage 3 to stage 2	92,189	89,458	47,842
Transfer from stage 2 to stage 1	(211,028)	(126,680)	(108,986)
Net remeasurement of loss allowance	863,809	222,504	902,779
New financial assets originated or purchased	174,616	131,386	141,820
Financial assets that have been derecognized/paid	(149,438)	(211,872)	(122,795)
Unwind of discount	13
FX and other movements	9,007	6,989	(2,508)
Discontinued operations	15,493	450,272	926,975
Reclassification BAC		(528,905)	(621,246)
Loss of control in subsidiary	(585,225)
Write-offs	(396,404)	(183,875)	(8,793)
Ending balance	853,159	1,396,101	1,948,030
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Mortgage [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	286,903	225,889	80,296
Transfer from stage 1 to stage 2	4,775	5,944	5,974
Transfer from stage 2 to stage 3	(28,228)	(26,501)	(16,168)
Transfer from stage 3 to stage 2	10,553	10,387	3,380
Transfer from stage 2 to stage 1	(70,544)	(14,441)	(11,043)
Net remeasurement of loss allowance	19,536	80,638	64,119
New financial assets originated or purchased	4,133	5,093	1,850
Financial assets that have been derecognized/paid	(8,938)	(14,577)	(2,518)
Unwind of discount	1	1
FX and other movements	9,709	4,515	(1,163)
Discontinued operations	1,917	33,437	135,138
Reclassification BAC		(16,388)	(33,742)
Loss of control in subsidiary	(173,351)
Write-offs	(3,827)	(7,094)	(234)
Ending balance	52,639	286,903	225,889
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	13,291	60,040	11,919
Transfer from stage 1 to stage 2	2,285	5,398	28,038
Transfer from stage 2 to stage 3	(10,682)	(28,310)	(19,369)
Transfer from stage 3 to stage 2	1,440	3,385	1,803
Transfer from stage 2 to stage 1	(2,901)	(2,304)	(6,825)
Net remeasurement of loss allowance	4,222	(18,726)	44,439
New financial assets originated or purchased	197	630	1,088
Financial assets that have been derecognized/paid	(926)	(4,022)	(873)
Write-offs	(2,004)	(2,800)	(180)
Ending balance	4,922	13,291	60,040
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	16,771
Ending balance	20,201	16,771
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	7,401	7
Transfer from stage 1 to stage 2		1,796
Net remeasurement of loss allowance	547	4,069
New financial assets originated or purchased		1,443	8
Financial assets that have been derecognized/paid	(1,090)
FX and other movements	1,509	86	(1)
Discontinued operations		5
Reclassification BAC		(5)
Ending balance	8,367	7,401	7
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		179
Financial assets that have been derecognized/paid, net		2
FX and other movements		(2)
Discontinued operations		(180)	169
Reclassification BAC		1	10
Ending balance			179
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	6,883,526
Ending balance	6,417,117	6,883,526
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loan commitments and financial guarantee contracts [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	6,028	1,488	1,508
Transfer from stage 1 to stage 3	57	132	417
Transfer from stage 2 to stage 3	211	169	177
Transfer from stage 3 to stage 2	(34)	(36)	(1)
Transfer from stage 3 to stage 1	(289)	(84)	(1)
Net remeasurement of loss allowance	(1,218)	(4,755)	(187)
New financial assets originated or purchased	(41)	4,924	(8)
FX and other movements		1
Discontinued operations	(133)	4,138	(400)
Reclassification BAC		51	(17)
Loss of control in subsidiary	(4,292)
Ending balance	289	6,028	1,488
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	129,449	107,471	86,797
Net remeasurement of loss allowance	48,003	41,515	33,833
FX and other movements	177	1,223	60
Write-offs	(37,506)	(20,760)	(13,219)
Ending balance	140,123	129,449	107,471
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	6,877,498
Ending balance	6,416,828	6,877,498
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	6,748,049	6,106,039	5,173,927
Transfer from stage 1 to stage 3	105,447	61,953	85,553
Transfer from stage 2 to stage 3	625,769	811,072	487,522
Transfer from stage 3 to stage 2	(165,584)	(151,978)	(73,899)
Transfer from stage 3 to stage 1	(98,057)	(45,635)	(28,827)
Net remeasurement of loss allowance	2,404,266	2,616,359	2,640,111
New financial assets originated or purchased	595,011	510,673	188,225
Financial assets that have been derecognized/paid	(895,971)	(409,840)	(120,383)
Unwind of discount	550,935	440,451	488,862
FX and other movements	26,477	9,488	(3,738)
Discontinued operations	253,502	990,241	886,578
Reclassification BAC		(915,249)	(681,763)
Loss of control in subsidiary	(1,197,326)
Write-offs	(2,675,813)	(3,275,525)	(2,936,129)
Ending balance	6,276,705	6,748,049	6,106,039
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	4,192,268	3,818,479	3,283,248
Transfer from stage 1 to stage 3	33,401	8,714	13,838
Transfer from stage 2 to stage 3	88,123	210,321	102,940
Transfer from stage 3 to stage 2	(61,402)	(48,748)	(20,874)
Transfer from stage 3 to stage 1	(26,793)	(20,081)	(6,599)
Net remeasurement of loss allowance	1,129,665	1,050,553	1,479,078
New financial assets originated or purchased	317,361	280,899	97,730
Financial assets that have been derecognized/paid	(714,900)	(347,386)	(206,454)
Unwind of discount	405,090	291,393	360,126
FX and other movements	21,774	6,543	(88)
Discontinued operations	3,496	166,165	190,407
Reclassification BAC		(148,509)	(98,038)
Loss of control in subsidiary	(268,521)
Write-offs	(740,556)	(1,076,075)	(1,376,835)
Ending balance	4,379,006	4,192,268	3,818,479
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		59	905
Net remeasurement of loss allowance			(905)
New financial assets originated or purchased			59
Financial assets that have been derecognized/paid		(59)
Ending balance			59
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,118,360	1,977,870	1,623,786
Transfer from stage 1 to stage 3	70,964	51,891	67,241
Transfer from stage 2 to stage 3	498,736	545,940	349,045
Transfer from stage 3 to stage 2	(92,189)	(89,458)	(47,842)
Transfer from stage 3 to stage 1	(55,658)	(18,283)	(19,019)
Net remeasurement of loss allowance	1,245,918	1,482,010	1,100,150
New financial assets originated or purchased	267,651	222,117	88,339
Financial assets that have been derecognized/paid	(175,323)	(54,758)
Financial assets that have been derecognized/paid, net			91,746
Unwind of discount	119,709	121,699	107,099
FX and other movements	3,555	2,564	(3,610)
Discontinued operations	240,008	747,424	610,786
Reclassification BAC		(735,990)	(491,176)
Loss of control in subsidiary	(802,042)
Write-offs	(1,820,840)	(2,134,666)	(1,498,675)
Ending balance	1,618,849	2,118,360	1,977,870
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Mortgage [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	352,382	262,721	212,876
Transfer from stage 1 to stage 3	266	322	1,022
Transfer from stage 2 to stage 3	28,228	26,501	16,168
Transfer from stage 3 to stage 2	(10,553)	(10,387)	(3,380)
Transfer from stage 3 to stage 1	(15,267)	(6,819)	(2,814)
Net remeasurement of loss allowance	25,930	37,248	46,685
New financial assets originated or purchased	9,982	7,636	2,089
Financial assets that have been derecognized/paid	(5,375)	(6,981)	(5,337)
Unwind of discount	17,084	13,944	11,772
FX and other movements	1,148	381	(40)
Discontinued operations	9,998	76,652	85,385
Reclassification BAC		(30,750)	(92,549)
Loss of control in subsidiary	(126,763)
Write-offs	(36,021)	(18,086)	(9,156)
Ending balance	251,039	352,382	262,721
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	85,039	46,910	53,112
Transfer from stage 1 to stage 3	816	1,026	3,452
Transfer from stage 2 to stage 3	10,682	28,310	19,369
Transfer from stage 3 to stage 2	(1,440)	(3,385)	(1,803)
Transfer from stage 3 to stage 1	(339)	(452)	(395)
Net remeasurement of loss allowance	2,753	46,548	15,103
New financial assets originated or purchased	17	21	8
Financial assets that have been derecognized/paid	(373)	(656)	(338)
Unwind of discount	9,052	13,415	9,865
Write-offs	(78,396)	(46,698)	(51,463)
Ending balance	27,811	85,039	$ 46,910
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	129,449
Ending balance	$ 140,123	$ 129,449